Long term debt (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long term debt consists of the following:

		As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Secured term loans, net of financing costs:
Foreign currency loans	5,385,949	35,524,189	545,603
Indian rupee loans	27,311,619	17,573,746	269,909

	32,697,568	53,097,937	815,511
Other Secured bank loan:
Vehicle loan	—	10,886	167
Total Debt	32,697,568	53,108,823	815,678
Less current portion	1,554,806	873,883	13,422

Long-term debt	31,142,762	52,234,940	802,257

Summary of Aggregate Maturities of Long Term Debt

As of March 31, 2018, the aggregate maturities of long term debt are as follows:

	Annual maturities
March 31,	INR	US$
2019	901,200	13,841
2020	980,938	15,066
2021	1,014,060	15,575
2022	1,063,430	16,333
2023	33,994,917	522,115
Thereafter	15,983,350	245,482

Total	53,937,895	828,412